Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. Cybersecurity

As cybersecurity risks increase in both frequency and impact, IFS and its subsidiaries have implemented a cyber resilience strategy designed to protect, identify, and respond to cybersecurity threats, as well as actions for the recovery of technology and operational processes to ensure business continuity in the event of a cybersecurity breach. This strategy includes the implementation of tools, procedures, and teams of cybersecurity experts operating under a management framework based on industry standards such as the National Institute of Standards and Technology Cybersecurity Framework (NIST CSF), ISO 27001, and PCI DSS. It also considers new industry trends, current regulations, and definitions established by IFS and its subsidiaries. The following is a summary of the cybersecurity risk management and strategy in each of our segments.

Banking Segment

Risk management and strategy

While the Cybersecurity Division of Interbank leads the cybersecurity risk management, the function extends across the organization, involving other teams in business, technology, risk, and auditing. Both the strategy and the cybersecurity risk management framework consider business strategy, cybersecurity-related regulations, risk appetite, and the global cybersecurity context.

The cybersecurity risk management framework is designed to establish capabilities and responsibilities at different control layers, including:

•
Teams, tools, and procedures for the identification, assessment, control, and mitigation of cybersecurity risks;
•
A governance model that sets the cybersecurity management framework, and provides direction and information to top management for decision-making; and
•
An independent audit model that supervises the cybersecurity management model definition and execution.

The Cybersecurity Division is responsible for defining methodologies, procedures, and tools for managing cybersecurity risks and for defining policies approved by Interbank’s board of directors. Both Interbank’s board of directors and the executive level seek to ensure adequate resource allocation (people, technology, and processes) for this purpose. They also promote the development of a culture around strong cybersecurity habits throughout the organization.

The sophistication of techniques used for attacks, coupled with the hybrid work environment extending the security perimeter to multiple locations and devices, the growing adoption of the cloud, and emerging technologies such as AI, create a challenging and ever-changing environment for cybersecurity management.

Interbank’s cybersecurity strategy to address this environment focuses on:

•
Strengthening capabilities to enable a secure hybrid work environment for employees and third parties involved in our operations, regardless of their location when accessing organizational resources. Technologies such as Secure Web Gateway (SWG) for web browsing security, Cloud Access Security Broker (CASB) for SaaS access and Zero Trust Network Access (ZTNA) for remote secure access, have been implemented. Additionally, this strategy includes strengthening capabilities for preventing data leakage (DLP) as a complement to these actions.
•
Consolidating a Security Operations Center (SOC), managed by IBM X-Force, which includes capabilities for protection, detection, and response to cybersecurity threats through technologies such as Endpoint and Network Detection and Response (EDR/NDR), Security Information and Event Management (SIEM), and Security Orchestration, Automation, and Response (SOAR), as part of our Extended Detection and Response (XDR) journey.
•
Enhancing our digital channels security, especially authentication mechanisms and their software development lifecycle through testing, including various dynamic (SAST), static (DAST), and composition (CSA) testing approaches to ensure the security quality of the services provided to customers.

In 2024, Interbank took the following main actions to consolidate its cybersecurity strategy:

•
Strengthened the security for public internet services (mobile applications, web applications, and APIs) through the implementation of a Web Application and API Protection (WaaP) architecture, leveraging cloud native technology from one of the market's leading providers in this category. This initiative has strengthened protection capabilities against Distributed Denial of Service (DDoS) attacks and automated bot threats (Bot Management), while integrating advanced functionalities such as Web Application Firewall (WAF) and API Gateway.
•
Implemented behavioral biometrics and Customer Identity and Access Management (CIAM) solutions to reinforce the security of its digital channels. These technologies enhance authentication processes, detect anomalous user behavior, and ensure secure and seamless access, aligning with local regulatory requirements and improving the overall protection of customer interactions.
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Reinforced its processes for identifying and assessing cybersecurity threats associated with services provided by third parties by conducting security evaluations or requesting external audit reports on the operational effectiveness of the controls implemented by its most critical providers. Furthermore, Interbank assessed their cyber risk posture through security scorecards that evaluated their internet exposure.
•
Implemented Breach and Attack Simulation (BAS) technology to proactively identify vulnerabilities and assess the effectiveness of security controls. This solution enables testing through simulated cyberattacks, providing actionable insights to enhance threat detection, improve defenses, and strengthening the organization's overall cybersecurity posture.

In 2024, Interbank executed awareness and cybersecurity training actions, including internal campaigns with audiovisual media, informative bulletins, expert-supported talks, security courses, and simulated social engineering attack campaigns. These actions aimed to raise awareness among employees about such threats, measure their ability to detect them, and encourage effective reporting. Additionally, Interbank conducted tabletop and cyber range exercises involving senior management and technical incident response teams as part of strengthening the organization's capabilities to respond to potential security breaches.

During 2024, Interbank did not have any cybersecurity incidents that materially affected it or were reasonably likely to materially affect it.

Governance

Interbank’s board of directors has established oversight committees for cybersecurity risk management, including the Integrated Risk Management Committee and the Information Security and Cybersecurity Committee. These committees monitor the performance of cybersecurity management, provide guidance for policy creation and changes, and make decisions regarding cybersecurity management in the organization. Interbank’s board of directors approves policies and monitors cybersecurity management through reports from these committees. Furthermore, one of Interbank’s directors (Marcia Nogueira de Mello, see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Board of Directors”) has been designated as the director responsible for supervising the efficiency of Interbank’s information security and cybersecurity system since 2023, and periodically evaluates performance, provides guidance, and reports to the board on the state of cybersecurity management at Interbank. This governance model ensures proper cybersecurity risk management and keeps the board informed for a clear understanding of the state of cybersecurity, enabling them to make necessary decisions.

Through the Integrated Risk Committee, which includes board members, the board receives information on the cybersecurity risk exposure profile, state of alignment with the defined tolerance level, and adopted mitigation measures. Through the audit committee, which also includes board members, the board receives information on assessments of the cybersecurity management model and compliance with improvement plans related to these assessments.

The Information Security and Cybersecurity Committee is responsible for aligning the cybersecurity strategy with the business strategy and Interbank's risk appetite and tolerance objectives. It monitors the development of the defined cybersecurity strategy, stays informed about cybersecurity incidents, and ensures that mitigation actions and lessons learned have been taken. This committee ensures that relevant cybersecurity risks and mitigation actions are reported to the board through defined channels. This committee is composed by:

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Alfonso Alejandro Díaz Tordoya. Executive Vice President of Operations and Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Gabriela Prado Bustamante.Executive Vice President of Risk Management (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Julio Del Valle Montero.Executive Vice President of Human Resources (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Zelma Acosta-Rubio Rodríguez. Executive Vice President of Corporate and Legal Affairs (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—General—Executive Officers”).
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Alexander Woodman Navarrete. Executive Vice President of Retail Banking and Channels (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Víctor Cárcamo Palacios.Executive Vice President for Commercial Banking (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Andrés Felipe Castrillón Henao has served as Interbank’s Cybersecurity and Information Security Manager since July 2019 and as its secretary of the Information Security and Cybersecurity Committee. Before joining Interbank, Mr. Castrillón worked for Grupo Bancolombia, where he held the position of Corporate Cybersecurity and Information Security Manager, among other roles in the practice of cybersecurity. In this capacity, he collaborated with the banks of Grupo Bancolombia in Colombia, Panama, El Salvador, and Guatemala. Mr Castrillón is also member of the Strategic Security Risk Committee of Association of Banks of Peru (ASBANC, by its Spanish acronym). Mr. Castrillón received a bachelor's degree in systems engineering from Universidad de Antioquia and he has participated in strategic management and business management programs at Universidad de la Sabana. Additionally, he holds certifications as a Certified Information Security Manager (CISM) and a Certified in Risk and Information Systems Control (CRISC) from the Information Systems Audit and Control Association (ISACA).

Insurance Segment

Risk management and strategy

Interseguro has a framework for comprehensive risk management, including cybersecurity risks. The framework establishes procedures for the identification, assessment, mitigation, and communication of cybersecurity risks.

While the Information Security and Cybersecurity unit is responsible for providing methodological support for cybersecurity risk management and defining control policies and procedures, the function extends across business and support units, which are accountable for the risks. Additionally, an audit layer has been established to independently assess the performance of the defined management framework.

Interseguro’s strategy focuses on the implementation of measures to prevent, detect, respond and recover from cybersecurity threats in a global environment where the materialization of cybersecurity risks continues to increase. These measures have primarily centered around improving identity and access management controls, both in preventive aspects and monitoring activities. Additionally, the governance framework has been strengthened through the updating of information security policies and associated procedures, along with the reinforcement of vulnerability identification processes through red team exercises.

In 2024, Interseguro developed the following main cybersecurity initiatives to further consolidate its posture to face cybersecurity risks:

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Following a Zero Trust approach, multi-factor authentication (MFA) has been implemented for all network users to reduce the risk of unauthorized access, and enhance overall identity protection.
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Security patching procedures have been strengthened in both coverage and frequency, improving vulnerability remediation rates across all workstations.
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Secure data disposal procedures have been implemented for decommissioned devices to ensure the permanent removal of sensitive information, mitigate the risk of unauthorized access, and ensure compliance with data protection regulations.
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Hard Disk encryption has been implemented on workstations to enhance information security, ensuring the protection of sensitive data against unauthorized access and mitigating the risk of breaches or data loss.

In 2024, Interseguro carried out awareness initiatives, including internal communications through informative bulletins and simulated social engineering attack campaigns. These efforts aimed to enhance employee awareness of such threats, assess their ability to recognize them, and promote effective reporting. Additionally, Interseguro conducted a tabletop exercise with senior management and technical incident response teams to strengthen the organization's capabilities in responding to potential security breaches.

During 2024, Interseguro did not have any cybersecurity incidents that materially affected it or were reasonably likely to materially affect it.

Governance

Interseguro’s board of directors has established a Risk Committee to oversee risk management within the organization, including cybersecurity risks, with the participation of certain of Interseguro board members. This committee approves and oversees the implementation of the strategy, policies and procedures for cyber risk management, reports information on pertinent vulnerabilities and their corresponding correction plans and communicates incidents as they occur.

The board of directors has also set up an Audit Committee, with the participation of certain board members, to which the Interseguro internal audit unit reports on assessments of the cybersecurity management model and on the compliance with improvement plans related to these assessments.

Additionally, Interseguro’s management has established a Cyber and Information Security Committee which monitors the development of the defined strategy, analyzes information about relevant vulnerabilities and the related correction plans, and to which the occurrence of incidents is communicated. This committee is composed by:

•
Gonzalo José Basadre Brazzini Chief Executive Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
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Sergio Jhasmany Soliz Bilbao Vice President of Information Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
•
Carlos Vereau Montenegro has served as Risk Manager since July 2011. Mr. Vereau received a bachelor’s degree in economics from Universidad del Pacífico and holds a master´s in administration from Universidad del Pacífico.
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Carlos Campos Cabrera has served as Interseguro’s Head of Information Security and Cybersecurity since March 2023. Mr. Campos received a bachelor’s degree systems engineering from Universidad San Ignacio de Loyola and holds a master´s in business administration from Universidad Peruana de Ciencias Aplicadas. Additionally, he holds certifications as a ISO 27032 Lead Cybersecurity Manager and ISO 27001 ISMS Lead Implementer from the Professional Evaluation and Certification Board (PECB).

Wealth Management Segment

Risk management and strategy

Inteligo has a framework for comprehensive risk management, including cybersecurity risks. The framework establishes procedures for the identification, assessment, mitigation, and communication of cybersecurity risks.

While the Information Security unit is responsible for providing methodological support for cybersecurity risk management and defining control policies and procedures, the function extends across business and support units, which are accountable for the risks. Additionally, an audit layer has been established to independently assess the performance of the defined management framework.

As a part of its cybersecurity strategy, Inteligo has strengthened its identification, protection, detection and action cybersecurity plans, which reduced the occurrence of attacks and mitigated the risk of cyber threats. This strategy is based on the cybersecurity framework of the National Institute of Standards and Technology (NIST), and other standards such as ISO 27000 and 27032. Inteligo’s cybersecurity strategy includes improvements to security on different fronts, including mobile devices, workstations, in the cloud and on premises. Inteligo uses updated technology such as behavior analysis and artificial intelligence, which allow its human resources to reduce time spent on threat detection and analysis.

In 2024, Inteligo implemented the following main cybersecurity initiatives to further strengthen its stance in addressing cybersecurity risks:

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Network Detection and Response (NDR) capabilities have been implemented, strengthening the organization's ability to identify and respond to threats.
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The detection and response layer of the Security Operations Center (SOC) has been enhanced through improvements in existing EDR, SOAR, and XDR detection and response technologies.
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Following a Zero Trust approach, Zero Trust Network Access (ZTNA) capabilities have been implemented for third-party connectivity to the corporate network.
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Privileged Access Management (PAM) coverage has been strengthened.
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New services have been implemented for brand abuse monitoring and the takedown of fraudulent sites, mitigating the potential impact of phishing vectors targeting customers.
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A Cyber Risk insurance has been contracted as a risk treatment mechanism to address the potential materialization of a critical incident.

In 2024, Inteligo executed awareness actions including simulated social engineering attack campaigns, and newsletters and informative bulletins.

During 2024, Inteligo did not have any cybersecurity incidents that materially affected it or were reasonably likely to materially affect it.

Governance

Inteligo’s board of directors has established a Risk Management Committee to oversee risk management within the organization, including cybersecurity risks, with board members participating. This committee approves and oversees the implementation of the strategy policies and procedures for cyber risk management, reports information on pertinent vulnerabilities and their corresponding correction plans and communicates incidents as they occur.

In addition to the Directors who make up the committee, the following executive officers and managers are committee members:

•
Victor Vinatea Cámere Chief Executive Officer of the Panamanian Branch and Inteligo’s Chief Operations Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Inteligo—Executive Officers”).
•
Cesar Pasara Ponce has served as Corporate Risk Officer since April 2021. Mr. Pasara received a bachelor’s degree in industrial engineering from Pontificia Universidad Católica del Perú and holds a master´s in business administration from IE Business School.
•
Peter Stanziola has served as Finance Manager from October 2018. Mr. Stanziola received a bachelor’s degree in economics and chemistry from University of Pennsilvania and holds a master´s in business administration from The Fuqua School of Business at Duke University.

The board of directors has also set up an Audit Committee, with the participation of certain board members, to which the Inteligo internal audit unit reports on assessments of the cybersecurity management model and on the compliance with improvement plans related to these assessments.

Additionally, Inteligo’s management has established an Information Security Committee which monitors the development of the defined strategy, analyzes information about relevant vulnerabilities and the related correction plans, and to which the occurrence of incidents is communicated. This committee is composed by:

•
Victor Vinatea Cámere Chief Executive Officer of the Panamanian Branch and Inteligo’s Chief Operations Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Inteligo—Executive Officers”).
•
Josué Meneses has served as Information Security Manager since January 2010. Mr. Meneses received a bachelor’s degree in systems engineering from Universidad Tecnológica de Panamá and holds a master’s degree in Informatic Management from Universidad Latina de Panamá.
•
Alfredo Castro has served as Information Technology Manager since September 2022. Mr. Castro received a bachelor’s degree in systems engineering from Universidad Latina de Panamá and holds a master’s in business administration from Universidad de Chile.
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Rogelio Chavez Lopez has served as Risk Manager since December 2013. Mr. Chavez received a bachelor’s degree in economics and finance from Universidad de Panamá and holds a master´s in business administration from Universidad Interamericana de Panamá.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Interbank’s board of directors has established oversight committees for cybersecurity risk management, including the Integrated Risk Management Committee and the Information Security and Cybersecurity Committee. These committees monitor the performance of cybersecurity management, provide guidance for policy creation and changes, and make decisions regarding cybersecurity management in the organization. Interbank’s board of directors approves policies and monitors cybersecurity management through reports from these committees. Furthermore, one of Interbank’s directors (Marcia Nogueira de Mello, see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Board of Directors”) has been designated as the director responsible for supervising the efficiency of Interbank’s information security and cybersecurity system since 2023, and periodically evaluates performance, provides guidance, and reports to the board on the state of cybersecurity management at Interbank. This governance model ensures proper cybersecurity risk management and keeps the board informed for a clear understanding of the state of cybersecurity, enabling them to make necessary decisions.

Through the Integrated Risk Committee, which includes board members, the board receives information on the cybersecurity risk exposure profile, state of alignment with the defined tolerance level, and adopted mitigation measures. Through the audit committee, which also includes board members, the board receives information on assessments of the cybersecurity management model and compliance with improvement plans related to these assessments.

The Information Security and Cybersecurity Committee is responsible for aligning the cybersecurity strategy with the business strategy and Interbank's risk appetite and tolerance objectives. It monitors the development of the defined cybersecurity strategy, stays informed about cybersecurity incidents, and ensures that mitigation actions and lessons learned have been taken. This committee ensures that relevant cybersecurity risks and mitigation actions are reported to the board through defined channels. This committee is composed by:

•
Alfonso Alejandro Díaz Tordoya. Executive Vice President of Operations and Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Gabriela Prado Bustamante.Executive Vice President of Risk Management (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Julio Del Valle Montero.Executive Vice President of Human Resources (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Zelma Acosta-Rubio Rodríguez. Executive Vice President of Corporate and Legal Affairs (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—General—Executive Officers”).
•
Alexander Woodman Navarrete. Executive Vice President of Retail Banking and Channels (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Víctor Cárcamo Palacios.Executive Vice President for Commercial Banking (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Andrés Felipe Castrillón Henao has served as Interbank’s Cybersecurity and Information Security Manager since July 2019 and as its secretary of the Information Security and Cybersecurity Committee. Before joining Interbank, Mr. Castrillón worked for Grupo Bancolombia, where he held the position of Corporate Cybersecurity and Information Security Manager, among other roles in the practice of cybersecurity. In this capacity, he collaborated with the banks of Grupo Bancolombia in Colombia, Panama, El Salvador, and Guatemala. Mr Castrillón is also member of the Strategic Security Risk Committee of Association of Banks of Peru (ASBANC, by its Spanish acronym). Mr. Castrillón received a bachelor's degree in systems engineering from Universidad de Antioquia and he has participated in strategic management and business management programs at Universidad de la Sabana. Additionally, he holds certifications as a Certified Information Security Manager (CISM) and a Certified in Risk and Information Systems Control (CRISC) from the Information Systems Audit and Control Association (ISACA).

Governance

Interseguro’s board of directors has established a Risk Committee to oversee risk management within the organization, including cybersecurity risks, with the participation of certain of Interseguro board members. This committee approves and oversees the implementation of the strategy, policies and procedures for cyber risk management, reports information on pertinent vulnerabilities and their corresponding correction plans and communicates incidents as they occur.

The board of directors has also set up an Audit Committee, with the participation of certain board members, to which the Interseguro internal audit unit reports on assessments of the cybersecurity management model and on the compliance with improvement plans related to these assessments.

Additionally, Interseguro’s management has established a Cyber and Information Security Committee which monitors the development of the defined strategy, analyzes information about relevant vulnerabilities and the related correction plans, and to which the occurrence of incidents is communicated. This committee is composed by:

•
Gonzalo José Basadre Brazzini Chief Executive Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
•
Sergio Jhasmany Soliz Bilbao Vice President of Information Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
•
Carlos Vereau Montenegro has served as Risk Manager since July 2011. Mr. Vereau received a bachelor’s degree in economics from Universidad del Pacífico and holds a master´s in administration from Universidad del Pacífico.
•
Carlos Campos Cabrera has served as Interseguro’s Head of Information Security and Cybersecurity since March 2023. Mr. Campos received a bachelor’s degree systems engineering from Universidad San Ignacio de Loyola and holds a master´s in business administration from Universidad Peruana de Ciencias Aplicadas. Additionally, he holds certifications as a ISO 27032 Lead Cybersecurity Manager and ISO 27001 ISMS Lead Implementer from the Professional Evaluation and Certification Board (PECB).

Governance

Inteligo’s board of directors has established a Risk Management Committee to oversee risk management within the organization, including cybersecurity risks, with board members participating. This committee approves and oversees the implementation of the strategy policies and procedures for cyber risk management, reports information on pertinent vulnerabilities and their corresponding correction plans and communicates incidents as they occur.

In addition to the Directors who make up the committee, the following executive officers and managers are committee members:

•
Victor Vinatea Cámere Chief Executive Officer of the Panamanian Branch and Inteligo’s Chief Operations Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Inteligo—Executive Officers”).
•
Cesar Pasara Ponce has served as Corporate Risk Officer since April 2021. Mr. Pasara received a bachelor’s degree in industrial engineering from Pontificia Universidad Católica del Perú and holds a master´s in business administration from IE Business School.
•
Peter Stanziola has served as Finance Manager from October 2018. Mr. Stanziola received a bachelor’s degree in economics and chemistry from University of Pennsilvania and holds a master´s in business administration from The Fuqua School of Business at Duke University.

The board of directors has also set up an Audit Committee, with the participation of certain board members, to which the Inteligo internal audit unit reports on assessments of the cybersecurity management model and on the compliance with improvement plans related to these assessments.

Additionally, Inteligo’s management has established an Information Security Committee which monitors the development of the defined strategy, analyzes information about relevant vulnerabilities and the related correction plans, and to which the occurrence of incidents is communicated. This committee is composed by:

•
Victor Vinatea Cámere Chief Executive Officer of the Panamanian Branch and Inteligo’s Chief Operations Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Inteligo—Executive Officers”).
•
Josué Meneses has served as Information Security Manager since January 2010. Mr. Meneses received a bachelor’s degree in systems engineering from Universidad Tecnológica de Panamá and holds a master’s degree in Informatic Management from Universidad Latina de Panamá.
•
Alfredo Castro has served as Information Technology Manager since September 2022. Mr. Castro received a bachelor’s degree in systems engineering from Universidad Latina de Panamá and holds a master’s in business administration from Universidad de Chile.
•
Rogelio Chavez Lopez has served as Risk Manager since December 2013. Mr. Chavez received a bachelor’s degree in economics and finance from Universidad de Panamá and holds a master´s in business administration from Universidad Interamericana de Panamá.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Interbank’s board of directors has established oversight committees for cybersecurity risk management, including the Integrated Risk Management Committee and the Information Security and Cybersecurity Committee. These committees monitor the performance of cybersecurity management, provide guidance for policy creation and changes, and make decisions regarding cybersecurity management in the organization.

Interseguro’s board of directors has established a Risk Committee to oversee risk management within the organization, including cybersecurity risks, with the participation of certain of Interseguro board members. This committee approves and oversees the implementation of the strategy, policies and procedures for cyber risk management, reports information on pertinent vulnerabilities and their corresponding correction plans and communicates incidents as they occur.

Inteligo’s board of directors has established a Risk Management Committee to oversee risk management within the organization, including cybersecurity risks, with board members participating. This committee approves and oversees the implementation of the strategy policies and procedures for cyber risk management, reports information on pertinent vulnerabilities and their corresponding correction plans and communicates incidents as they occur.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Interbank’s board of directors approves policies and monitors cybersecurity management through reports from these committees. Furthermore, one of Interbank’s directors (Marcia Nogueira de Mello, see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Board of Directors”) has been designated as the director responsible for supervising the efficiency of Interbank’s information security and cybersecurity system since 2023, and periodically evaluates performance, provides guidance, and reports to the board on the state of cybersecurity management at Interbank.
Cybersecurity Risk Role of Management [Text Block]

Through the Integrated Risk Committee, which includes board members, the board receives information on the cybersecurity risk exposure profile, state of alignment with the defined tolerance level, and adopted mitigation measures. Through the audit committee, which also includes board members, the board receives information on assessments of the cybersecurity management model and compliance with improvement plans related to these assessments.

The Information Security and Cybersecurity Committee is responsible for aligning the cybersecurity strategy with the business strategy and Interbank's risk appetite and tolerance objectives. It monitors the development of the defined cybersecurity strategy, stays informed about cybersecurity incidents, and ensures that mitigation actions and lessons learned have been taken. This committee ensures that relevant cybersecurity risks and mitigation actions are reported to the board through defined channels. This committee is composed by:

•
Alfonso Alejandro Díaz Tordoya. Executive Vice President of Operations and Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Gabriela Prado Bustamante.Executive Vice President of Risk Management (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Julio Del Valle Montero.Executive Vice President of Human Resources (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Zelma Acosta-Rubio Rodríguez. Executive Vice President of Corporate and Legal Affairs (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—General—Executive Officers”).
•
Alexander Woodman Navarrete. Executive Vice President of Retail Banking and Channels (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Víctor Cárcamo Palacios.Executive Vice President for Commercial Banking (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
•
Andrés Felipe Castrillón Henao has served as Interbank’s Cybersecurity and Information Security Manager since July 2019 and as its secretary of the Information Security and Cybersecurity Committee. Before joining Interbank, Mr. Castrillón worked for Grupo Bancolombia, where he held the position of Corporate Cybersecurity and Information Security Manager, among other roles in the practice of cybersecurity. In this capacity, he collaborated with the banks of Grupo Bancolombia in Colombia, Panama, El Salvador, and Guatemala. Mr Castrillón is also member of the Strategic Security Risk Committee of Association of Banks of Peru (ASBANC, by its Spanish acronym). Mr. Castrillón received a bachelor's degree in systems engineering from Universidad de Antioquia and he has participated in strategic management and business management programs at Universidad de la Sabana. Additionally, he holds certifications as a Certified Information Security Manager (CISM) and a Certified in Risk and Information Systems Control (CRISC) from the Information Systems Audit and Control Association (ISACA).

The board of directors has also set up an Audit Committee, with the participation of certain board members, to which the Interseguro internal audit unit reports on assessments of the cybersecurity management model and on the compliance with improvement plans related to these assessments.

Additionally, Interseguro’s management has established a Cyber and Information Security Committee which monitors the development of the defined strategy, analyzes information about relevant vulnerabilities and the related correction plans, and to which the occurrence of incidents is communicated. This committee is composed by:

•
Gonzalo José Basadre Brazzini Chief Executive Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
•
Sergio Jhasmany Soliz Bilbao Vice President of Information Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
•
Carlos Vereau Montenegro has served as Risk Manager since July 2011. Mr. Vereau received a bachelor’s degree in economics from Universidad del Pacífico and holds a master´s in administration from Universidad del Pacífico.
•
Carlos Campos Cabrera has served as Interseguro’s Head of Information Security and Cybersecurity since March 2023. Mr. Campos received a bachelor’s degree systems engineering from Universidad San Ignacio de Loyola and holds a master´s in business administration from Universidad Peruana de Ciencias Aplicadas. Additionally, he holds certifications as a ISO 27032 Lead Cybersecurity Manager and ISO 27001 ISMS Lead Implementer from the Professional Evaluation and Certification Board (PECB).

In addition to the Directors who make up the committee, the following executive officers and managers are committee members:

•
Victor Vinatea Cámere Chief Executive Officer of the Panamanian Branch and Inteligo’s Chief Operations Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Inteligo—Executive Officers”).
•
Cesar Pasara Ponce has served as Corporate Risk Officer since April 2021. Mr. Pasara received a bachelor’s degree in industrial engineering from Pontificia Universidad Católica del Perú and holds a master´s in business administration from IE Business School.
•
Peter Stanziola has served as Finance Manager from October 2018. Mr. Stanziola received a bachelor’s degree in economics and chemistry from University of Pennsilvania and holds a master´s in business administration from The Fuqua School of Business at Duke University.

The board of directors has also set up an Audit Committee, with the participation of certain board members, to which the Inteligo internal audit unit reports on assessments of the cybersecurity management model and on the compliance with improvement plans related to these assessments.

Additionally, Inteligo’s management has established an Information Security Committee which monitors the development of the defined strategy, analyzes information about relevant vulnerabilities and the related correction plans, and to which the occurrence of incidents is communicated. This committee is composed by:

•
Victor Vinatea Cámere Chief Executive Officer of the Panamanian Branch and Inteligo’s Chief Operations Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Inteligo—Executive Officers”).
•
Josué Meneses has served as Information Security Manager since January 2010. Mr. Meneses received a bachelor’s degree in systems engineering from Universidad Tecnológica de Panamá and holds a master’s degree in Informatic Management from Universidad Latina de Panamá.
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Alfredo Castro has served as Information Technology Manager since September 2022. Mr. Castro received a bachelor’s degree in systems engineering from Universidad Latina de Panamá and holds a master’s in business administration from Universidad de Chile.
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Rogelio Chavez Lopez has served as Risk Manager since December 2013. Mr. Chavez received a bachelor’s degree in economics and finance from Universidad de Panamá and holds a master´s in business administration from Universidad Interamericana de Panamá.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

The Information Security and Cybersecurity Committee is responsible for aligning the cybersecurity strategy with the business strategy and Interbank's risk appetite and tolerance objectives. It monitors the development of the defined cybersecurity strategy, stays informed about cybersecurity incidents, and ensures that mitigation actions and lessons learned have been taken. This committee ensures that relevant cybersecurity risks and mitigation actions are reported to the board through defined channels. This committee is composed by:

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Alfonso Alejandro Díaz Tordoya. Executive Vice President of Operations and Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Gabriela Prado Bustamante.Executive Vice President of Risk Management (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Julio Del Valle Montero.Executive Vice President of Human Resources (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Zelma Acosta-Rubio Rodríguez. Executive Vice President of Corporate and Legal Affairs (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—General—Executive Officers”).
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Alexander Woodman Navarrete. Executive Vice President of Retail Banking and Channels (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Víctor Cárcamo Palacios.Executive Vice President for Commercial Banking (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Andrés Felipe Castrillón Henao has served as Interbank’s Cybersecurity and Information Security Manager since July 2019 and as its secretary of the Information Security and Cybersecurity Committee. Before joining Interbank, Mr. Castrillón worked for Grupo Bancolombia, where he held the position of Corporate Cybersecurity and Information Security Manager, among other roles in the practice of cybersecurity. In this capacity, he collaborated with the banks of Grupo Bancolombia in Colombia, Panama, El Salvador, and Guatemala. Mr Castrillón is also member of the Strategic Security Risk Committee of Association of Banks of Peru (ASBANC, by its Spanish acronym). Mr. Castrillón received a bachelor's degree in systems engineering from Universidad de Antioquia and he has participated in strategic management and business management programs at Universidad de la Sabana. Additionally, he holds certifications as a Certified Information Security Manager (CISM) and a Certified in Risk and Information Systems Control (CRISC) from the Information Systems Audit and Control Association (ISACA).

Additionally, Interseguro’s management has established a Cyber and Information Security Committee which monitors the development of the defined strategy, analyzes information about relevant vulnerabilities and the related correction plans, and to which the occurrence of incidents is communicated. This committee is composed by:

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Gonzalo José Basadre Brazzini Chief Executive Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
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Sergio Jhasmany Soliz Bilbao Vice President of Information Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
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Carlos Vereau Montenegro has served as Risk Manager since July 2011. Mr. Vereau received a bachelor’s degree in economics from Universidad del Pacífico and holds a master´s in administration from Universidad del Pacífico.
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Carlos Campos Cabrera has served as Interseguro’s Head of Information Security and Cybersecurity since March 2023. Mr. Campos received a bachelor’s degree systems engineering from Universidad San Ignacio de Loyola and holds a master´s in business administration from Universidad Peruana de Ciencias Aplicadas. Additionally, he holds certifications as a ISO 27032 Lead Cybersecurity Manager and ISO 27001 ISMS Lead Implementer from the Professional Evaluation and Certification Board (PECB).

Additionally, Inteligo’s management has established an Information Security Committee which monitors the development of the defined strategy, analyzes information about relevant vulnerabilities and the related correction plans, and to which the occurrence of incidents is communicated. This committee is composed by:

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Victor Vinatea Cámere Chief Executive Officer of the Panamanian Branch and Inteligo’s Chief Operations Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Inteligo—Executive Officers”).
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Josué Meneses has served as Information Security Manager since January 2010. Mr. Meneses received a bachelor’s degree in systems engineering from Universidad Tecnológica de Panamá and holds a master’s degree in Informatic Management from Universidad Latina de Panamá.
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Alfredo Castro has served as Information Technology Manager since September 2022. Mr. Castro received a bachelor’s degree in systems engineering from Universidad Latina de Panamá and holds a master’s in business administration from Universidad de Chile.
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Rogelio Chavez Lopez has served as Risk Manager since December 2013. Mr. Chavez received a bachelor’s degree in economics and finance from Universidad de Panamá and holds a master´s in business administration from Universidad Interamericana de Panamá.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
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Alfonso Alejandro Díaz Tordoya. Executive Vice President of Operations and Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Gabriela Prado Bustamante.Executive Vice President of Risk Management (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Julio Del Valle Montero.Executive Vice President of Human Resources (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Zelma Acosta-Rubio Rodríguez. Executive Vice President of Corporate and Legal Affairs (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—General—Executive Officers”).
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Alexander Woodman Navarrete. Executive Vice President of Retail Banking and Channels (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Víctor Cárcamo Palacios.Executive Vice President for Commercial Banking (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interbank—Executive Officers”).
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Andrés Felipe Castrillón Henao has served as Interbank’s Cybersecurity and Information Security Manager since July 2019 and as its secretary of the Information Security and Cybersecurity Committee. Before joining Interbank, Mr. Castrillón worked for Grupo Bancolombia, where he held the position of Corporate Cybersecurity and Information Security Manager, among other roles in the practice of cybersecurity. In this capacity, he collaborated with the banks of Grupo Bancolombia in Colombia, Panama, El Salvador, and Guatemala. Mr Castrillón is also member of the Strategic Security Risk Committee of Association of Banks of Peru (ASBANC, by its Spanish acronym). Mr. Castrillón received a bachelor's degree in systems engineering from Universidad de Antioquia and he has participated in strategic management and business management programs at Universidad de la Sabana. Additionally, he holds certifications as a Certified Information Security Manager (CISM) and a Certified in Risk and Information Systems Control (CRISC) from the Information Systems Audit and Control Association (ISACA).
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Gonzalo José Basadre Brazzini Chief Executive Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
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Sergio Jhasmany Soliz Bilbao Vice President of Information Technology (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Interseguro—Executive Officers”).
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Carlos Vereau Montenegro has served as Risk Manager since July 2011. Mr. Vereau received a bachelor’s degree in economics from Universidad del Pacífico and holds a master´s in administration from Universidad del Pacífico.
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Carlos Campos Cabrera has served as Interseguro’s Head of Information Security and Cybersecurity since March 2023. Mr. Campos received a bachelor’s degree systems engineering from Universidad San Ignacio de Loyola and holds a master´s in business administration from Universidad Peruana de Ciencias Aplicadas. Additionally, he holds certifications as a ISO 27032 Lead Cybersecurity Manager and ISO 27001 ISMS Lead Implementer from the Professional Evaluation and Certification Board (PECB).
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Victor Vinatea Cámere Chief Executive Officer of the Panamanian Branch and Inteligo’s Chief Operations Officer (see “Item 6. Directors, Senior Management and Employees—Directors and senior management—Inteligo—Executive Officers”).
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Josué Meneses has served as Information Security Manager since January 2010. Mr. Meneses received a bachelor’s degree in systems engineering from Universidad Tecnológica de Panamá and holds a master’s degree in Informatic Management from Universidad Latina de Panamá.
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Alfredo Castro has served as Information Technology Manager since September 2022. Mr. Castro received a bachelor’s degree in systems engineering from Universidad Latina de Panamá and holds a master’s in business administration from Universidad de Chile.
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Rogelio Chavez Lopez has served as Risk Manager since December 2013. Mr. Chavez received a bachelor’s degree in economics and finance from Universidad de Panamá and holds a master´s in business administration from Universidad Interamericana de Panamá.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Through the Integrated Risk Committee, which includes board members, the board receives information on the cybersecurity risk exposure profile, state of alignment with the defined tolerance level, and adopted mitigation measures. Through the audit committee, which also includes board members, the board receives information on assessments of the cybersecurity management model and compliance with improvement plans related to these assessments.

Additionally, Inteligo’s management has established an Information Security Committee which monitors the development of the defined strategy, analyzes information about relevant vulnerabilities and the related correction plans, and to which the occurrence of incidents is communicated.